Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

Capital requirements as of September 30, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$385,560	$10,527,257	$10,141,697	2630%
Zhong Yang Capital Limited	385,560	696,449	$310,889	81%
Total	$771,120	$11,223,706	$10,452,586	1356%

Capital requirements as of March 31, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$385,609	$7,319,000	$6,933,391	1898%
Zhong Yang Capital Limited	385,609	684,500	$298,891	178%
Total	$771,218	$8,003,500	$7,232,282	1038%